Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
32. SEGMENT INFORMATION
The Group has adopted IFRS 8—Operating Segments, that require operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, chief operating decision maker, in order to allocate resources to the segments and to assess their performance.
This analysis is based on monthly information concerning historical figures (not adjusted to reflect the effects of the inflation) of the identified segments. The information reviewed by the main decision maker basically consists in the historical details corresponding to each month accumulated until the end of the reporting period. It is for this reason that they differ from the inflation-adjusted figures as described in Note 2.2.
For the purposes of managing its business both financially and operatively, the Group has classified its businesses as follows:

i)
Cement, masonry cement and lime—Argentina: this segment includes the results from the cement, masonry cement and lime business in Argentina, and comprises the procurement of raw materials from quarries, the manufacturing process of clinker / quicklime and their subsequent grinding with certain additions in order to obtain the cement, masonry cement and lime.

ii)
Cement—Paraguay: this segment includes the results from the cement business in Paraguay, and comprises the procurement of raw materials from quarries, the manufacturing process of clinker and subsequent grinding with certain additions in order to obtain the cement.

iii)
Concrete: this segment includes the results generated from the production and sale of ready-mix
concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.

iv)	Aggregates: this segment includes the results generated from the production and sale of granitic aggregates.

v)	Railroad: this segment includes the results generated from the provision of the railroad transportation service.

vi)	Others: this segment includes the results of the industrial waste treatment and recycling business to produce materials for use as fuel o raw material.

	2019	2018	2017
Net revenue
Cement, masonry cement and lime—Argentina	24,006,607	16,282,614	11,649,137
Cement—Paraguay	3,189,887	1,959,635	1,152,607
Concrete	3,953,907	3,657,339	1,903,346
Railroad	2,981,609	2,136,182	1,608,081
Aggregates	498,112	334,207	261,293
Others	157,252	117,898	133,110
Eliminations	(2,959,510)	(2,325,008)	(1,421,038)

Subtotal	31,827,864	22,162,867	15,286,536
Reconciliation—Effect from restatement in constant currency	7,124,137	19,074,880	22,923,299

Total	38,952,001	41,237,747	38,209,835

Cost of sales
Cement, masonry cement and lime—Argentina	15,250,255	10,619,292	7,986,358
Cement—Paraguay	2,179,536	1,379,209	803,221
Concrete	3,761,272	3,421,581	1,795,052
Railroad	2,610,253	1,913,366	1,352,376
Aggregates	525,504	360,466	266,722
Others	102,866	67,057	67,375
Eliminations	(2,959,510)	(2,325,008)	(1,421,038)

Subtotal	21,470,176	15,435,963	10,850,066
Reconciliation—Effect from restatement in constant currency	6,671,818	15,304,049	17,624,219

Total	28,141,994	30,740,012	28,474,285

Selling, administrative expenses and other gains and losses
Cement, masonry cement and lime—Argentina	1,770,540	1,084,763	850,723
Cement—Paraguay	96,272	64,316	43,634
Concrete	119,696	117,878	77,974
Railroad	181,658	149,810	105,192
Aggregates	(7,733)	(4,173)	4,412
Others	58,852	39,610	38,472

Subtotal	2,219,285	1,452,204	1,120,407
Reconciliation—Effect from restatement in constant currency	648,092	1,354,962	1,729,673

Total	2,867,377	2,807,166	2,850,080

Depreciation and amortization
Cement, masonry cement and lime—Argentina	721,976	415,892	342,614
Cement—Paraguay	473,830	279,997	170,931
Concrete	61,987	32,222	24,544
Railroad	183,342	137,274	74,821
Aggregates	18,879	24,139	10,506
Others	270	2,669	2,464

Subtotal	1,460,284	892,193	625,880
Reconciliation—Effect from restatement in constant currency	1,803,436	2,371,192	2,054,460

Total	3,263,720	3,263,385	2,680,340

	2019	2018	2017
Net revenue less cost of sales, selling, administrative expenses and other gains and losses
Cement, masonry cement and lime—Argentina	6,985,812	4,578,560	2,812,056
Cement—Paraguay	914,079	516,110	305,753
Concrete	72,940	117,880	30,320
Railroad	189,698	73,006	150,513
Aggregates	(19,658)	(22,086)	(9,841)
Others	(4,466)	11,231	27,264

Subtotal	8,138,405	5,274,701	3,316,065
Reconciliation—Effect from restatement in constant currency	(195,775)	2,415,868	3,569,405

Total	7,942,630	7,690,569	6,885,470

Reconciling items:
Tax on bank accounts debits and credits	(403,835)	(391,043)	(468,908)
Financial results, net	(1,808,542)	(2,557,584)	(417,495)
Income tax	(1,686,453)	(1,741,314)	(341,425)

Net profit for the year	4,043,800	3,000,628	5,657,642

	2019	2018
Geographical information
Non-current assets
Argentina	42,120,268	30,181,986
Paraguay	5,604,624	6,335,157

Total	47,724,892	36,517,143

No single customer contributed on 10% or more of the Group´s revenue for 2019, 2018 and 2017
.